FT Vest Laddered Buffer ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest Laddered Buffer ETF | FT Vest Laddered Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	14.61%	19.81%	(7.67%)	12.04%